PACIFIC SELECT SEPARATE ACCOUNT

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

	Growth	International	Equity	Small-Cap	Multi-	Main Street®	Emerging
	LT	Value	Index	Index	Strategy	Core	Markets
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Growth LT Portfolio	$1,558,936
International Value Portfolio		$1,208,956
Equity Index Portfolio			$1,179,532
Small-Cap Index Portfolio				$835,556
Multi-Strategy Portfolio					$508,325
Main Street® Core Portfolio						$794,868
Emerging Markets Portfolio							$57,396

Total Assets	1,558,936	1,208,956	1,179,532	835,556	508,325	794,868	57,396

LIABILITIES
Payables:
Mortality and expense risk fees	905	705	693	489	298	466	33

Total Liabilities	905	705	693	489	298	466	33

NET ASSETS	$1,558,031	$1,208,251	$1,178,839	$835,067	$508,027	$794,402	$57,363

Shares Owned in each Portfolio	80,579	81,586	40,986	60,735	31,057	39,212	4,371

Cost of Investments	$2,673,453	$1,226,923	$1,118,688	$721,632	$478,898	$905,637	$39,877

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004

	Inflation	Managed	Money	High Yield		Aggressive
	Managed	Bond	Market	Bond	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Inflation Managed Portfolio	$374,450
Managed Bond Portfolio		$766,644
Money Market Portfolio			$453,615
High Yield Bond Portfolio				$132,860
Equity Portfolio					$16,110
Aggressive Equity Portfolio						$132,716

Total Assets	374,450	766,644	453,615	132,860	16,110	132,716

LIABILITIES
Payables:
Mortality and expense risk fees	221	454	272	79	9	78

Total Liabilities	221	454	272	79	9	78

NET ASSETS	$374,229	$766,190	$453,343	$132,781	$16,101	$132,638

Shares Owned in each Portfolio	30,234	67,922	44,976	18,577	887	12,327

Cost of Investments	$329,759	$738,600	$453,870	$129,152	$14,959	$118,207

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR/PERIOD ENDED DECEMBER 31, 2004

	Growth	International	Equity	Small-Cap	Multi-	Main Street	Emerging
	LT	Value	Index	Index	Strategy	Core	Markets
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account (1)	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$17,424	$19,307	$4,716	$8,454	$9,903	$823

EXPENSES
Mortality and expense risk fees	10,272	8,517	8,166	3,444	3,654	6,294	297

Net Investment Income (Loss)	(10,272)	8,907	11,141	1,272	4,800	3,609	526

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(78,866)	(76,986)	(62,566)	434	(4,057)	(183,395)	14,837
Change in net unrealized appreciation (depreciation) on investments	226,363	252,501	195,710	113,925	40,078	253,139	(324)

Net Gain on Investments	147,497	175,515	133,144	114,359	36,021	69,744	14,513

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$137,225	$184,422	$144,285	$115,631	$40,821	$73,353	$15,039

(1)	Operations commenced during 2004 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004

	Inflation	Managed	Money	High Yield		Aggressive
	Managed	Bond	Market	Bond	Equity	Equity
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$24,892	$30,312	$5,853	$32,265	$122	$805

EXPENSES
Mortality and expense risk fees	2,515	5,178	4,431	3,651	97	794

Net Investment Income	22,377	25,134	1,422	28,614	25	11

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	1,911	(172)	(370)	(737,546)	(823)	(5,037)
Change in net unrealized appreciation on investments	3,930	9,402	443	756,883	1,514	25,099

Net Gain on Investments	5,841	9,230	73	19,337	691	20,062

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,218	$34,364	$1,495	$47,951	$716	$20,073

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Growth LT		International Value		Equity Index		Small-Cap Index
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($10,272)	($9,199)	$8,907	$20,066	$11,141	$14,548	$1,272
Net realized gain (loss) from security transactions	(78,866)	(23,331)	(76,986)	(50,326)	(62,566)	336,007	434
Change in net unrealized appreciation on investments	226,363	416,104	252,501	680,858	195,710	468,678	113,925

Net Increase in Net Assets Resulting from Operations	137,225	383,574	184,422	650,598	144,285	819,233	115,631

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable accounts, net	12,768	16,897	(12,939)	21,837	203,576	76,849	705,096
Transfers—policy charges and deductions	(10,550)	(10,339)	(12,099)	(20,840)	(9,275)	(22,353)	(6,665)
Transfers—surrenders	(54,750)	(13,365)	(1,363,759)	(725,452)	(1,951,007)	(1,096,313)	(5,446)
Transfers—other	(48,897)	(26,788)	1,704	(64,101)	(21,379)	(115,506)	26,451

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(101,429)	(33,595)	(1,387,093)	(788,556)	(1,778,085)	(1,157,323)	719,436

NET INCREASE (DECREASE) IN NET ASSETS	35,796	349,979	(1,202,671)	(137,958)	(1,633,800)	(338,090)	835,067

NET ASSETS
Beginning of Year/Period	1,522,235	1,172,256	2,410,922	2,548,880	2,812,639	3,150,729	—

End of Year/Period	$1,558,031	$1,522,235	$1,208,251	$2,410,922	$1,178,839	$2,812,639	$835,067

(1)	Operations commenced during 2004 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Multi-Strategy		Main Street Core		Emerging Markets		Inflation Managed
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,800	$4,897	$3,609	$3,067	$526	$160	$22,377	$18,864
Net realized gain (loss) from security transactions	(4,057)	(672)	(183,395)	(22,609)	14,837	1,370	1,911	3,316
Change in net unrealized appreciation (depreciation) on investments	40,078	106,666	253,139	303,130	(324)	17,351	3,930	2,740

Net Increase in Net Assets Resulting from Operations	40,821	110,891	73,353	283,588	15,039	18,881	28,218	24,920

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable accounts, net	10,347	16,738	(23,717)	—	(410)	15,563	10,478	9,202
Transfers—policy charges and deductions	(8,805)	(8,924)	(9,899)	(14,017)	(497)	(513)	(6,317)	(6,488)
Transfers—surrenders	(147,467)	(41,355)	(550,128)	(87,226)	(4,220)	(6,407)	(7,644)	(12,995)
Transfers—other	5,850	(243)	24,977	(41,377)	(713)	(534)	(283)	(2,530)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(140,075)	(33,784)	(558,767)	(142,620)	(5,840)	8,109	(3,766)	(12,811)

NET INCREASE (DECREASE) IN NET ASSETS	(99,254)	77,107	(485,414)	140,968	9,199	26,990	24,452	12,109

NET ASSETS
Beginning of Year	607,281	530,174	1,279,816	1,138,848	48,164	21,174	349,777	337,668

End of Year	$508,027	$607,281	$794,402	$1,279,816	$57,363	$48,164	$374,229	$349,777

(1)	Formerly named Large-Cap Core Variable Account

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Managed Bond		Money Market		High Yield Bond		Equity
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$25,134	$68,467	$1,422	$839	$28,614	$393,426	$25	($25)
Net realized gain (loss) from security transactions	(172)	3,499	(370)	(233)	(737,546)	(785,690)	(823)	(68)
Change in net unrealized appreciation (depreciation) on investments	9,402	(30,541)	443	177	756,883	1,455,506	1,514	2,714

Net Increase in Net Assets Resulting from Operations	34,364	41,425	1,495	783	47,951	1,063,242	716	2,621

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable accounts, net	28,918	(40,600)	(224,003)	(215,237)	—	(13,774)	(6,647)	7,514
Transfers—policy charges and deductions	(4,954)	(5,693)	(6,568)	(7,952)	(5,484)	(30,428)	(168)	(155)
Transfers—surrenders	—	(32,884)	(27,528)	(9,711)	(4,100,870)	(2,222,112)	—	—
Transfers—other	(31,948)	(7,644)	14,803	(8,192)	15,198	(214,548)	4,295	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,984)	(86,821)	(243,296)	(241,092)	(4,091,156)	(2,480,862)	(2,520)	7,359

NET INCREASE (DECREASE) IN NET ASSETS	26,380	(45,396)	(241,801)	(240,309)	(4,043,205)	(1,417,620)	(1,804)	9,980

NET ASSETS
Beginning of Year	739,810	785,206	695,144	935,453	4,175,986	5,593,606	17,905	7,925

End of Year	$766,190	$739,810	$453,343	$695,144	$132,781	$4,175,986	$16,101	$17,905

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Aggressive Equity
	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$11	($152)
Net realized loss from security transactions	(5,037)	(1,085)
Change in net unrealized appreciation on investments	25,099	29,929

Net Increase in Net Assets Resulting from Operations	20,073	28,692

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable accounts, net	38	15,092
Transfers—policy charges and deductions	(2,152)	(1,925)
Transfers—surrenders	(5,270)	—
Transfers—other	1,914	(332)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,470)	12,835

NET INCREASE IN NET ASSETS	14,603	41,527

NET ASSETS
Beginning of Year	118,035	76,508

End of Year	$132,638	$118,035

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

     Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended are presented in the table below.

	AUV			Ratios of	Ratios of
	at	Number		Investment	Expenses
For the	End of	of	Total	Income to	to
Year or Period	Year/	Units	Net	Average Net	Average	Total
Ended	Period	Outstanding	Assets	Assets (1)	Net Assets (1)	Returns (2)

Growth LT
2004	$34.12	45,670	$1,558,031	0.00%	0.70%	9.63%
2003	31.12	48,919	1,522,235	0.00%	0.70%	33.09%
2002	23.38	50,138	1,172,256	0.99%	0.70%	(29.51%)
2001 (3)	33.17	53,683	1,780,762	17.42%	0.70%	(29.40%)

International Value
2004	$24.22	49,886	$1,208,251	1.44%	0.70%	15.64%
2003	20.94	115,113	2,410,922	1.46%	0.70%	26.84%
2002	16.51	154,361	2,548,880	0.93%	0.70%	(14.53%)
2001 (3)	19.32	166,870	3,224,276	2.74%	0.70%	(22.86%)

Equity Index
2004	$37.98	31,041	$1,178,839	1.67%	0.70%	9.83%
2003	34.58	81,346	2,812,639	1.13%	0.70%	27.43%
2002	27.13	116,121	3,150,729	9.49%	0.70%	(22.92%)
2001 (3)	35.20	119,910	4,221,274	1.45%	0.70%	(11.83%)

Small-Cap Index (4)
04/30/2004 - 12/31/2004	$11.63	71,780	$835,067	0.95%	0.70%	16.34%

Multi-Strategy
2004	$39.52	12,856	$508,027	1.62%	0.70%	9.05%
2003	36.24	16,759	607,281	1.60%	0.70%	22.45%
2002	29.59	17,915	530,174	2.91%	0.70%	(13.70%)
2001 (3)	34.29	33,220	1,139,281	2.68%	0.70%	(1.49%)

Main Street Core (5)
2004	$39.80	19,961	$794,402	1.10%	0.70%	8.78%
2003	36.59	34,982	1,279,816	0.96%	0.70%	26.10%
2002	29.01	39,252	1,138,848	0.61%	0.70%	(28.95%)
2001 (3)	40.84	63,567	2,596,148	1.88%	0.70%	(8.54%)

Emerging Markets
2004	$12.70	4,517	$57,363	1.94%	0.70%	33.70%
2003	9.50	5,070	48,164	1.19%	0.70%	67.44%
2002	5.67	3,733	21,174	0.67%	0.70%	(3.84%)
2001 (3)	5.90	20,946	123,583	0.17%	0.70%	(9.98%)

				Ratios of	Ratios of
	AUV	Number		Investment	Expenses
For the	at	of	Total	Income to	to
Year	End of	Units	Net	Average Net	Average	Total
Ended	Year	Outstanding	Assets	Assets (1)	Net Assets (1)	Returns (2)

Inflation Managed (6)
2004	$34.01	11,004	$374,229	6.93%	0.70%	8.15%
2003	31.45	11,123	349,777	6.21%	0.70%	7.51%
2002	29.25	11,544	337,668	2.68%	0.70%	14.69%
2001 (3)	25.51	11,520	293,854	3.67%	0.70%	3.55%

Managed Bond
2004	$33.69	22,745	$766,190	4.10%	0.70%	4.65%
2003	32.19	22,983	739,810	9.57%	0.70%	5.51%
2002	30.51	25,736	785,206	5.36%	0.70%	10.19%
2001 (3)	27.69	28,951	801,698	5.13%	0.70%	5.92%

Money Market
2004	$18.89	24,002	$453,343	0.92%	0.70%	0.31%
2003	18.83	36,917	695,144	0.81%	0.70%	0.09%
2002	18.81	49,721	935,453	1.41%	0.70%	0.71%
2001 (3)	18.68	34,294	640,704	3.78%	0.70%	3.13%

High Yield Bond
2004	$31.77	4,180	$132,781	6.39%	0.70%	8.48%
2003	29.28	142,607	4,175,986	7.24%	0.70%	19.49%
2002	24.51	228,243	5,593,606	8.71%	0.70%	(3.67%)
2001 (3)	25.44	233,109	5,930,451	9.84%	0.70%	0.46%

Equity
2004	$8.06	1,997	$16,101	0.88%	0.70%	4.42%
2003	7.72	2,318	17,905	0.49%	0.70%	23.49%
2002	6.25	1,267	7,925	0.05%	0.70%	(27.24%)
2001 (3)	8.60	14,046	120,752	6.02%	0.70%	(21.45%)

Aggressive Equity
2004	$10.81	12,273	$132,638	0.71%	0.70%	18.13%
2003	9.15	12,902	118,035	0.54%	0.70%	32.25%
2002	6.92	11,060	76,508	0.00%	0.70%	(25.66%)
2001 (3)	9.31	10,342	96,224	0.00%	0.70%	(17.53%)

(1)	The ratios of investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 0.70% of the average daily net assets of each Variable Account as discussed in Note 4 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through 12/28/2001, the last business day of the fiscal year for the Separate Account.

(4)	Operations commenced during 2004 (See Note 1 to Financial Statements).

(5)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(6)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2004 is comprised of thirteen subaccounts called Variable Accounts: Growth LT, International Value, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, and Aggressive Equity Variable Accounts. Main Street is a registered trademark of OppenheimerFunds, Inc. The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

     The Separate Account organized a new Variable Account, the Small-Cap Index Variable Account, which commenced operations on April 30, 2004.

     On April 30, 2004, the net assets of the Pacific Select Fund’s Small-Cap Equity Portfolio (the “Acquired Portfolio”), the underlying portfolio for the Small-Cap Equity Variable Account, were transferred to the Pacific Select Fund’s Small-Cap Index Portfolio (the “Surviving Portfolio”), in exchange for shares of the Surviving Portfolio (the “Reorganization”). In connection with the Reorganization, a total of 16,415 outstanding accumulation units (valued at $811,168) of the Small-Cap Equity Variable Account were exchanged for 81,117 accumulation units with equal value of the Small-Cap Index Variable Account.

     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

     The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

2. SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     A. Valuation of Investments

     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

     B. Security Transactions and Investment Income

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

     C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

     During 2004, the Fund declared dividends for each of the portfolios in which the Separate Account invested, except for the Growth LT Portfolio. The amounts distributed to the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. CHARGES AND EXPENSES

     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

5. RELATED PARTY AGREEMENT

     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

6. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

     The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2004 were as follows:

	Variable Accounts
	Growth	International	Equity	Small-Cap	Multi-
	LT	Value	Index	Index (1)	Strategy

Total cost of investments at beginning of year/period	$2,866,521	$2,688,090	$2,956,037	$—	$619,309
Add: Total net proceeds from policy and M&E transactions	34,088	60,532	246,878	755,915	21,259
Reinvested distributions from the Fund	—	17,424	19,307	4,716	8,454

Sub-Total	2,900,609	2,766,046	3,222,222	760,631	649,022
Less: Cost of investments disposed during the year/period	227,156	1,539,123	2,103,534	38,999	170,124

Total cost of investments at end of year/period	2,673,453	1,226,923	1,118,688	721,632	478,898
Add: Unrealized appreciation (depreciation)	(1,114,517)	(17,967)	60,844	113,924	29,427

Total market value of investments at end of year/period	$1,558,936	$1,208,956	$1,179,532	$835,556	$508,325

	Main Street	Emerging	Inflation	Managed	Money
	Core	Markets	Managed	Bond	Market

Total cost of investments at beginning of year	$1,646,729	$30,425	$309,837	$722,932	$697,494
Add: Total net proceeds from policy and M&E transactions	60,486	29,099	9,106	59,228	123,640
Reinvested distributions from the Fund	9,903	823	24,892	30,312	5,853

Sub-Total	1,717,118	60,347	343,835	812,472	826,987
Less: Cost of investments disposed during the year	811,481	20,470	14,076	73,872	373,117

Total cost of investments at end of year	905,637	39,877	329,759	738,600	453,870
Add: Unrealized appreciation (depreciation)	(110,769)	17,519	44,691	28,044	(255)

Total market value of investments at end of year	$794,868	$57,396	$374,450	$766,644	$453,615

	High Yield		Aggressive
	Bond	Equity	Equity

Total cost of investments at beginning of year	$4,943,744	$18,309	$128,897
Add: Total net proceeds from policy and M&E transactions	—	8,934	20,091
Reinvested distributions from the Fund	32,265	122	805

Sub-Total	4,976,009	27,365	149,793
Less: Cost of investments disposed during the year	4,846,857	12,406	31,586

Total cost of investments at end of year	129,152	14,959	118,207
Add: Unrealized appreciation	3,708	1,151	14,509

Total market value of investments at end of year	$132,860	$16,110	$132,716

(1)	Operations commenced during 2004 (See Note 1 to Financial Statements).

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

7. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

     Transactions in Separate Account units for the year ended December 31, 2004 were as follows:

	Variable Accounts
	Growth	International	Equity	Small-Cap	Multi-
	LT	Value	Index	Index (1)	Strategy

Total units outstanding at beginning of year/period	48,919	115,113	81,346	—	16,759
Increase (decrease) in units resulting from policy transactions:
(a) Transfers between variable accounts, net	414	(636)	6,022	70,423	278
(b) Transfers—policy charges and deductions	(336)	(562)	(263)	(651)	(240)
(c) Transfers—surrenders	(1,737)	(63,848)	(55,313)	(550)	(4,000)
(d) Transfers—other	(1,590)	(181)	(751)	2,558	59

Sub-Total	(3,249)	(65,227)	(50,305)	71,780	(3,903)

Total units outstanding at end of year/period	45,670	49,886	31,041	71,780	12,856

	Main Street	Emerging	Inflation	Managed	Money
	Core	Markets	Managed	Bond	Market

Total units outstanding at beginning of year	34,982	5,070	11,123	22,983	36,917
Increase (decrease) in units resulting from policy transactions:
(a) Transfers between variable accounts, net	(647)	(39)	317	894	(11,890)
(b) Transfers—policy charges and deductions	(266)	(47)	(194)	(151)	(349)
(c) Transfers—surrenders	(14,646)	(399)	(236)	—	(1,461)
(d) Transfers—other	538	(68)	(6)	(981)	785

Sub-Total	(15,021)	(553)	(119)	(238)	(12,915)

Total units outstanding at end of year	19,961	4,517	11,004	22,745	24,002

	High Yield		Aggressive
	Bond	Equity	Equity

Total units outstanding at beginning of year	142,607	2,318	12,902
Increase (decrease) in units resulting from policy transactions:
(a) Transfers between variable accounts, net	—	(874)	(66)
(b) Transfers—policy charges and deductions	(183)	(22)	(226)
(c) Transfers—surrenders	(138,243)	—	(575)
(d) Transfers—other	(1)	575	238

Sub-Total	(138,427)	(321)	(629)

Total units outstanding at end of year	4,180	1,997	12,273

(1)	Operations commenced during 2004 (See Note 1 to Financial Statements).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Pacific Life Insurance Company:

     We have audited the accompanying statements of assets and liabilities of Pacific Select Separate Account (the “Separate Account”) (comprised of the Growth LT, International Value, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, and Aggressive Equity Variable Accounts, collectively, the “Variable Accounts”) as of December 31, 2004, the related statements of operations for the year then ended (as to the Small-Cap Index Variable Account, for the period from commencement of operations through December 31, 2004), the statements of changes in net assets for each of the two years in the period then ended (as to the Small-Cap Index Variable Account, for the period from commencement of operations through December 31, 2004), and the financial highlights for each of the four years in the period then ended (as to the Small-Cap Index Variable Account, for the period from commencement of operations through December 31, 2004). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. Our procedures included confirmation of securities owned as of December 31, 2004. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account as of December 31, 2004, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 22, 2005